Acquisitions - Additional Information (Details) - USD ($) $ in Millions					3 Months Ended		5 Months Ended	6 Months Ended
	Mar. 24, 2025	Mar. 23, 2025	Jan. 16, 2025	Jan. 15, 2025	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about business combination [line items]
Goodwill					$ 9,181		$ 9,181	$ 9,181			$ 8,946
Cash paid for the acquisition								$ 568	$ 0
Forecast | LENSAR, Inc.
Disclosure of detailed information about business combination [line items]
Total consideration (up to)										$ 430
Aurion Biotech, Inc.
Disclosure of detailed information about business combination [line items]
Ownership percentage in subsidiary	99.00%
Ownership percentage in subsidiary on a fully diluted basis	85.00%				91.20%		91.20%	91.20%
Ownership percentage in subsidiary held by non-controlling interests on a fully diluted basis	15.00%				8.80%		8.80%	8.80%
Aurion Biotech, Inc.
Disclosure of detailed information about business combination [line items]
Investment ownership percentage		40.30%
Cylite Pty Ltd.
Disclosure of detailed information about business combination [line items]
Investment ownership percentage				8.80%
Ownership percentage in subsidiary			100.00%
Aurion Biotech, Inc.
Disclosure of detailed information about business combination [line items]
Percentage of outstanding shares acquired	58.70%
Total acquisition date fair value of consideration	$ 486
Previously-held commercialization rights in intangible assets	36
Cash paid at closing	522				$ 522		$ 522	$ 522
Goodwill	140				140		140	140
Cash paid for the acquisition	496
Previously-held investment in associated company	334				334		334	334
Equity interest remeasurement fair value gain						$ 136
Direct acquisition cost	2
Reduction in net income from acquired business					17
Non-controlling interests	$ 27				27		27	$ 27
Aurion Biotech, Inc. | Current marketed products
Disclosure of detailed information about business combination [line items]
Measurement period adjustments, Intangible assets					5
Aurion Biotech, Inc. | Acquired IPR&D
Disclosure of detailed information about business combination [line items]
Measurement period adjustments, Intangible assets					$ (5)
Cylite Pty Ltd.
Disclosure of detailed information about business combination [line items]
Percentage of outstanding shares acquired			91.20%
Total acquisition date fair value of consideration			$ 123
Cash paid at closing			78
Goodwill			90
Cash paid for the acquisition			72
Previously-held investment in associated company			14
Equity interest remeasurement fair value gain						$ 6
Direct acquisition cost			1
Reduction in net income from acquired business							$ 8
Contingent consideration, maximum			$ 10